Note 15 - Income Taxes (Details Textual) - CAD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Applicable tax rate	27.00%	27.00%
Tax effect from dividends on taxable preferred shares	$ 631,000	$ 866,000
Unused tax losses for which no deferred tax asset recognised	2,205,000
Capital loss carryforwards	9,500,000	9,500,000
Deductible temporary differences for which no deferred tax asset is recognised	1,500,000	0
United States tax losses [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	268,000	109,000
Capital loss carryforwards [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 1,300,000	$ 1,300,000